Spirit of America Energy Fund
Schedule of Investments
February 28, 2026 (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 14.73%
Exploration & Production 0.36%
Black Stone Minerals LP 37,999 $ 573,785
Gas Utilities 0.10%
Suburban Propane Partners LP 8,000 162,400
Midstream - Oil & Gas 13.84%
Cheniere Energy Partners LP 1,380 84,594
Energy Transfer LP 255,200 4,807,968
Enterprise Products Partners LP 138,386 5,001,270
MPLX LP 81,897 4,827,009
Plains All American Pipeline LP 180,300 3,770,073
Western Midstream Partners LP 91,650 3,811,724
22,302,638
Oilfield Services & Equipment 0.09%
USA Compression Partners LP 5,284 144,359
Refining & Marketing 0.34%
Sunoco LP 8,500 542,215
Total Master Limited Partnerships — Partnership Shares
(Cost $11,483,760) 23,725,397
Common Stocks 85.09%
Diversified Industrials 0.80%
ITT, Inc. 6,350 1,285,304
Electrical Power Equipment 2.80%
GE Vernova LLC 3,475 3,035,760
Vertiv Holdings Co., Class A 5,800 1,478,362
4,514,122
Exploration & Production 13.39%
Antero Resources Corp.
(a)
4,000 147,240
Canadian Natural Resources Ltd. 4,000 175,080
Chesapeake Energy Corp. 9,050 976,676
CNX Resources Corp.
(a)
11,000 459,580
ConocoPhillips 35,277 4,002,528
Coterra Energy, Inc. 60,500 1,850,695
Devon Energy Corp. 36,450 1,586,669
Diamondback Energy, Inc. 12,750 2,219,520
EOG Resources, Inc. 17,500 2,171,400
EQT Corp. 23,000 1,412,660
Murphy Oil Corp. 3,000 99,450
Occidental Petroleum Corp. 29,100 1,544,628

Spirit of America Energy Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
Shares Market Value
Ovintiv , Inc. 8,000 $ 404,720
Permian Resources Corp. 10,000 182,900
Range Resources Corp. 4,500 185,760
Texas Pacific Land Corp. 6,345 3,326,620
Viper Energy, Inc., Class A 16,600 772,564
21,518,690
Gas Utilities 0.19%
UGI Corp. 8,000 299,280
Integrated Electric Utilities 1.41%
Duke Energy Corp. 1,750 228,988
Entergy Corp. 6,600 706,926
IDACORP, Inc. 950 136,772
NextEra Energy, Inc. 2,450 229,737
PPL Corp. 25,000 974,500
2,276,923
Integrated Oils 10.51%
BP PLC ADR 61,361 2,384,488
Chevron Corp. 37,578 7,018,067
Exxon Mobil Corp. 47,339 7,219,198
Suncor Energy, Inc. 4,000 226,080
TotalEnergies S.E. 1,000 80,340
16,928,173
Midstream - Oil & Gas 30.35%
Antero Midstream Corp. 31,500 708,120
Cheniere Energy, Inc. 25,150 5,928,610
Enbridge, Inc. 117,027 6,218,815
Hess Midstream LP, Class A 101,837 3,939,055
Kinder Morgan, Inc. 222,244 7,394,058
Kinetik Holdings, Inc. 2,500 113,725
ONEOK, Inc. 47,797 3,956,158
Plains GP Holdings LP, Class A 51,000 1,149,540
South Bow Corp. 10,765 346,741
Targa Resources Corp. 30,608 7,217,366
TC Energy Corp. 48,578 3,126,966
Williams Companies, Inc. (The) 117,582 8,785,726
48,884,880
Oilfield Services & Equipment 4.41%
Baker Hughes Co. 58,250 3,801,395
Halliburton Co. 29,000 1,044,000
Schlumberger Ltd. 34,900 1,791,766
TechnipFMC PLC 7,000 464,170
7,101,331
Power Generation 5.22%
Constellation Energy Corp. 6,625 2,185,455

Spirit of America Energy Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
ADR – American Depositary Receipt
Shares Market Value
Oklo , Inc.
(a)
26,900 $ 1,693,355
Talen Energy Corp.
(a)
7,200 2,670,983
Vistra Energy Corp. 10,700 1,860,623
8,410,416
Refining & Marketing 16.01%
HF Sinclair Corp. 27,176 1,359,072
Marathon Petroleum Corp. 39,025 7,735,145
PBF Energy, Inc., Class A 39,250 1,397,300
Phillips 66 44,636 6,888,674
Valero Energy Corp. 41,069 8,404,359
25,784,550
Total Common Stocks
(Cost $87,137,461) 137,003,669
Money Market Funds 0.04%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 3.59%
(b)
71,100 71,100
Total Money Market Funds
(Cost $71,100) 71,100
Total Investments — 99.86%
(Cost $98,692,321) 160,800,166
Other Assets in Excess of Liabilities  — 0.14% 225,247
NET ASSETS - 100.00% $ 161,025,413
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2026.